UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investor Services 1-800-822-5544 or Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: April 30, 2009

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / APRIL 30, 2009

Legg Mason Partners
Variable Mid Cap
Core Portfolio

Managed by CLEARBRIDGE ADVISORS

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks to provide long-term growth of capital.

What’s inside

Letter from the chairman	I

Portfolio at a glance	1

Portfolio expenses	2

Schedule of investments	4

Statement of assets and liabilities	9

Statement of operations	10

Statements of changes in net assets	11

Financial highlights	12

Notes to financial statements	14

Board approval of management and subadvisory agreements	25

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Portfolio’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened significantly during the six-month reporting period ended April 30, 2009. Looking back, after expanding 2.8% during the second quarter of 2008, U.S. gross domestic product (“GDP”)i growth took a step backward during the second half of 2008. According to the U.S. Department of Commerce, third and fourth quarter 2008 GDP contracted 0.5% and 6.3%, respectively, the latter being the worst quarterly reading since 1982. Economic weakness continued in early 2009, as the preliminary estimate for first quarter 2009 GDP decline was 5.7%. This marked the first time in thirty-four years that the U.S. economy posted three consecutive quarters of negative GDP growth.

It may seem like ancient history, but when the reporting period began, speculation remained as to whether the U.S. would experience a recession. This ended in December 2008, when the National Bureau of Economic Research (“NBER”)—which has the final say on when one begins and ends—announced that a recession had begun in December 2007, making the current recession the lengthiest since the Great Depression. Contributing to the economy’s troubles is the accelerating weakness in the labor market. Since December 2007, approximately 5.7 million jobs have been shed, with nearly 2.7 million being lost during the first four months of 2009. In addition, the unemployment rate continued to move steadily higher, rising from 8.5% in March to 8.9% in April 2009, to reach its highest rate since 1983.

Another strain on the economy, the housing market, appeared to finally be getting closer to reaching a bottom. According to the S&P/Case-Shiller Home Price Indexii, U.S. home prices continued to fall in February 2009, but they did end their sixteen-month streak of record declines. This led to hopes that prices could be nearing a period of stabilization. Other economic news also seemed to be “less negative.” Inflation remained low and, in March 2009, data were released showing increases in durable goods orders, manufacturing and consumer sentiment, albeit all from depressed levels.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)iii to take

Legg Mason Partners Variable Mid Cap Core Portfolio   I

Letter from the chairman continued

aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiv from 5.25% in August 2007 to 2.00% in April 2008, the Fed then left rates on hold for several months due to growing inflationary pressures as a result of soaring oil and commodity prices, coupled with the sagging U.S. dollar. However, as inflation receded along with oil prices and the global financial crisis escalated, the Fed cut rates twice in October 2008 to 1.00%. Then, in December 2008, it reduced the federal funds rate to a range of zero to 0.25%—a historic low—and maintained this stance during its next meetings in January, March and April 2009. In conjunction with the April meeting, the Fed stated that it “will employ all available tools to promote economic recovery and to preserve price stability. The Committee . . . anticipates that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which will be used to facilitate the purchase of $500 billion to $1 trillion of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

II   Legg Mason Partners Variable Mid Cap Core Portfolio

The U.S. stock market was extremely volatile and generated poor results during the six months ended April 30, 2009. The overall stock market, as measured by the S&P 500 Indexv (the “Index”), began the reporting period on a poor note, as the Index fell 7.18% in November 2008. After a modest gain in December 2008, the market again fell sharply in January and February 2009. Stock prices continued to plunge in early March, at one point reaching a twelve-year low. Stocks then rallied sharply in March and April, returning 8.76% and 9.57%, respectively. However, it was too little, too late, as the Index returned -8.53% during the six-month period as a whole.

Looking at the U.S. stock market more closely, its descent was broad in scope, with every major index posting negative returns. In terms of market capitalizations, large-, mid- and small-cap stocks, as measured by the Russell 1000vi, Russell Midcapvii and Russell 2000viii Indices, returned -7.39%, -1.64% and -8.40%, respectively, during the six-month period ended April 30, 2009. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned -1.68% and -13.21%, respectively.

Legg Mason Partners Variable Mid Cap Core Portfolio   III

Letter from the chairman continued

Performance review
For the six months ended April 30, 2009, Class I shares of Legg Mason Partners Variable Mid Cap Core Portfolio1 returned 1.13%. The Portfolio’s unmanaged benchmark, the S&P MidCap 400 Indexxi, returned -0.18% over the same time frame. The Lipper Variable Mid-Cap Core Funds Category Average2 returned -1.44% for the same period.

   PERFORMANCE SNAPSHOT as of April 30, 2009 (unaudited)

6 MONTHS
(not annualized)
Variable Mid Cap Core Portfolio[1] — Class I Shares	1.13%

S&P MidCap 400 Index	-0.18%

Lipper Variable Mid-Cap Core Funds Category Average[2]	-1.44%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Class II shares returned 0.94% over the six months ended April 30, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

   TOTAL ANNUAL OPERATING EXPENSES (unaudited)

As of the Portfolio’s most current prospectus dated February 28, 2009, the gross total operating expense ratios for Class I and Class II shares were 0.91% and 3.25%, respectively.

As a result of expense limitations, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.95% for Class I shares and 1.25% for Class II shares. These expense limitations may be reduced or terminated at any time.

A special note regarding increased market volatility
In recent months, we have experienced a series of events that have impacted the financial markets and created concerns among both novice and seasoned investors alike. In particular, we have witnessed the failure and consolidation of several storied financial institutions, periods of heightened market volatility, and aggressive actions by the U.S. federal government to steady the financial markets and restore investor confidence. While we hope that the worst is over in terms of the issues surrounding the

1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 80 funds in the Portfolio’s Lipper category.

IV   Legg Mason Partners Variable Mid Cap Core Portfolio

credit and housing crises, it is likely that the fallout will continue to impact the financial markets and the U.S. economy well into 2009.

Like all asset management firms, Legg Mason has not been immune to these difficult and, in some ways, unprecedented times. However, today’s challenges have only strengthened our resolve to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your portfolio
As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

Legg Mason Partners Variable Mid Cap Core Portfolio   V

Letter from the chairman continued

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 29, 2009

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Mid-cap stocks may be more volatile than large-cap stocks. Additionally, the Portfolio’s performance may be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

viii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xi	The S&P MidCap 400 Index is a market value weighted index which consists of 400 domestic stocks chosen for market size, liquidity and industry group representation.

VI   Legg Mason Partners Variable Mid Cap Core Portfolio

Portfolio at a glance (unaudited)

   INVESTMENT BREAKDOWN (%) As a percent of total investments

Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report   1

Portfolio expenses (unaudited)

Example
As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2008 and held for the six months ended April 30, 2009.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

		BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ACTUAL TOTAL	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	RETURN[2]	VALUE	VALUE	RATIO	THE PERIOD[3]
Class I	1.13%	$1,000.00	$1,011.30	0.95%	$4.74

Class II	0.94	1,000.00	1,009.40	1.25	6.23

[1]	For the six months ended April 30, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2   Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	HYPOTHETICAL	BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ANNUALIZED	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	TOTAL RETURN	VALUE	VALUE	RATIO	THE PERIOD[2]
Class I	5.00%	$1,000.00	$1,020.08	0.95%	$4.76

Class II	5.00	1,000.00	1,018.60	1.25	6.26

[1]	For the six months ended April 30, 2009.

[2]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report   3

Schedule of investments (unaudited)
April 30, 2009

   LEGG MASON PARTNERS VARIABLE MID CAP CORE PORTFOLIO

SHARES	SECURITY	VALUE

COMMON STOCKS — 95.8%

CONSUMER DISCRETIONARY — 16.1%

	Hotels, Restaurants & Leisure — 2.4%
43,000	Burger King Holdings Inc.	$702,620

25,500	Ctrip.com International Ltd., ADR	788,460

	Total Hotels, Restaurants & Leisure	1,491,080

	Household Durables — 5.5%
25,000	Black & Decker Corp.	1,007,500

24,900	Mohawk Industries Inc.*	1,178,019

30,500	Tempur-Pedic International Inc.	392,230

40,500	Toll Brothers Inc.*	820,530

	Total Household Durables	3,398,279

	Leisure Equipment & Products — 1.8%
540,200	Li Ning Co., Ltd.	1,115,244

	Specialty Retail — 6.4%
80,000	American Eagle Outfitters Inc.	1,185,600

58,000	CarMax Inc.*	740,080

19,500	Sherwin-Williams Co.	1,104,480

23,500	Tractor Supply Co.*	948,930

	Total Specialty Retail	3,979,090

	TOTAL CONSUMER DISCRETIONARY	9,983,693

CONSUMER STAPLES — 1.8%

	Food & Staples Retailing — 1.8%
41,500	Casey’s General Stores Inc.	1,104,315

ENERGY — 6.7%

	Energy Equipment & Services — 2.8%
38,000	Bristow Group Inc.*	864,880

8,400	Diamond Offshore Drilling Inc.	608,244

91,000	ION Geophysical Corp.*	227,500

	Total Energy Equipment & Services	1,700,624

	Oil, Gas & Consumable Fuels — 3.9%
25,500	Comstock Resources Inc.*	878,730

83,500	El Paso Corp.	576,150

41,500	Petrohawk Energy Corp.*	979,400

	Total Oil, Gas & Consumable Fuels	2,434,280

	TOTAL ENERGY	4,134,904

See Notes to Financial Statements.

4   Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report

   LEGG MASON PARTNERS VARIABLE MID CAP CORE PORTFOLIO

SHARES	SECURITY	VALUE

FINANCIALS — 14.2%

	Capital Markets — 5.6%
26,500	AllianceBernstein Holding LP	$464,280

60,700	Highlands Acquisition Corp.*	585,755

83,500	Invesco Ltd.	1,229,120

75,000	TD Ameritrade Holding Corp.*	1,193,250

	Total Capital Markets	3,472,405

	Insurance — 3.5%
28,000	Allied World Assurance Holdings Ltd.	1,039,920

16,500	PartnerRe Ltd.	1,125,135

	Total Insurance	2,165,055

	Real Estate Investment Trusts (REITs) — 3.9%
11,500	Alexandria Real Estate Equities Inc.	419,520

40,500	Annaly Capital Management Inc.	569,835

190,000	Chimera Investment Corp.	670,700

12,500	Health Care REIT Inc.	425,875

50,500	Mission West Properties Inc.	343,905

	Total Real Estate Investment Trusts (REITs)	2,429,835

	Thrifts & Mortgage Finance — 1.2%
45,000	People’s United Financial Inc.	702,900

	TOTAL FINANCIALS	8,770,195

HEALTH CARE — 12.6%

	Biotechnology — 2.7%
22,000	Onyx Pharmaceuticals Inc.*	569,800

15,000	OSI Pharmaceuticals Inc.*	503,550

20,000	Vertex Pharmaceuticals Inc.*	616,400

	Total Biotechnology	1,689,750

	Health Care Providers & Services — 5.3%
39,500	AmerisourceBergen Corp.	1,328,780

25,500	Magellan Health Services Inc.*	753,780

32,500	Mednax Inc.*	1,166,750

	Total Health Care Providers & Services	3,249,310

	Life Sciences Tools & Services — 1.3%
40,500	Pharmaceutical Product Development Inc.	794,205

See Notes to Financial Statements.

Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report   5

Schedule of investments (unaudited) continued
April 30, 2009
   LEGG MASON PARTNERS VARIABLE MID CAP CORE PORTFOLIO

SHARES	SECURITY	VALUE
	Life Sciences Tools & Services — 1.3% continued

	Pharmaceuticals — 3.3%
81,000	Elan Corp. PLC, ADR*	$478,710

32,900	Shire Ltd., ADR	1,226,183

25,000	XenoPort Inc.*	341,750

	Total Pharmaceuticals	2,046,643

	TOTAL HEALTH CARE	7,779,908

INDUSTRIALS — 15.8%

	Aerospace & Defense — 2.2%
18,100	L-3 Communications Holdings Inc.	1,378,315

	Commercial Services & Supplies — 3.8%
54,500	Corrections Corporation of America*	770,085

39,000	Covanta Holding Corp.*	550,290

91,000	R.R. Donnelley & Sons Co.	1,060,150

	Total Commercial Services & Supplies	2,380,525

	Construction & Engineering — 5.1%
63,000	Quanta Services Inc.*	1,431,990

50,500	Shaw Group Inc.*	1,693,265

	Total Construction & Engineering	3,125,255

	Industrial Conglomerates — 1.5%
55,500	McDermott International Inc.*	895,770

	Machinery — 3.2%
33,000	AGCO Corp.*	801,900

26,500	Parker Hannifin Corp.	1,201,775

	Total Machinery	2,003,675

	TOTAL INDUSTRIALS	9,783,540

INFORMATION TECHNOLOGY — 17.6%

	Communications Equipment — 2.0%
56,500	Juniper Networks Inc.*	1,223,225

	Computers & Peripherals — 1.5%
90,000	Palm Inc.*	944,100

	Internet Software & Services — 3.5%
30,000	Digital River Inc.*	1,152,600

50,500	VeriSign Inc.*	1,039,290

	Total Internet Software & Services	2,191,890

	IT Services — 1.4%
46,500	Fidelity National Information Services Inc.	830,025

See Notes to Financial Statements.

6   Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report

   LEGG MASON PARTNERS VARIABLE MID CAP CORE PORTFOLIO

SHARES	SECURITY	VALUE
	IT Services — 1.4% continued

	Semiconductors & Semiconductor Equipment — 3.3%
42,000	Lam Research Corp.*	$1,170,960

39,000	Microchip Technology Inc.	897,000

	Total Semiconductors & Semiconductor Equipment	2,067,960

	Software — 5.9%
65,500	Autodesk Inc.*	1,306,070

53,000	Check Point Software Technologies Ltd.*	1,228,010

53,000	MICROS Systems Inc.*	1,111,940

	Total Software	3,646,020

	TOTAL INFORMATION TECHNOLOGY	10,903,220

MATERIALS — 4.9%

	Chemicals — 2.0%
60,500	Celanese Corp., Series A Shares	1,260,820

	Metals & Mining — 2.9%
14,000	Agnico-Eagle Mines Ltd.	617,540

35,000	Allegheny Technologies Inc.	1,145,550

	Total Metals & Mining	1,763,090

	TOTAL MATERIALS	3,023,910

UTILITIES — 6.1%

	Electric Utilities — 1.2%
29,500	Allegheny Energy Inc.	764,640

	Independent Power Producers & Energy Traders — 1.4%
48,050	NRG Energy Inc.*	863,939

	Multi-Utilities — 3.5%
88,500	CenterPoint Energy Inc.	941,640

26,900	Sempra Energy	1,237,938

	Total Multi-Utilities	2,179,578

	TOTAL UTILITIES	3,808,157

	TOTAL COMMON STOCKS (Cost — $72,209,524)	59,291,842

WARRANTS — 0.0%

	Capital Markets — 0.0%
60,700	Highlands Acquisition Corp., Expires 10/3/12* (Cost — $49,288)	6,070

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $72,258,812)	59,297,912

See Notes to Financial Statements.

Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report   7

Schedule of investments (unaudited) continued
April 30, 2009
   LEGG MASON PARTNERS VARIABLE MID CAP CORE PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENT — 4.0%

	Repurchase Agreement — 4.0%
$2,496,000	Interest in $196,754,000 joint tri-party repurchase agreement dated 4/30/09 with Barclays Capital Inc., 0.160% due 5/1/09; Proceeds at maturity — $2,496,011; (Fully collateralized by U.S. government obligation, 0.875% due 4/30/11; Market value — $2,545,921) (Cost — $2,496,000)	$2,496,000

	TOTAL INVESTMENTS — 99.8% (Cost — $74,754,812#)	61,793,912

	Other Assets in Excess of Liabilities — 0.2%	119,289

	TOTAL NET ASSETS — 100.0%	$61,913,201

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

8   Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report

Statement of assets and liabilities (unaudited)
April 30, 2009

ASSETS:

Investments, at value (Cost — $74,754,812)	$61,793,912

Cash	140

Receivable for securities sold	307,881

Dividends and interest receivable	54,721

Receivable for Portfolio shares sold	47

Prepaid expenses	686

Total Assets	62,157,387

LIABILITIES:

Payable for securities purchased	43,352

Payable for Portfolio shares repurchased	35,399

Investment management fee payable	34,508

Trustees’ fees payable	22,821

Distribution fees payable	1,392

Accrued expenses	106,714

Total Liabilities	244,186

TOTAL NET ASSETS	$61,913,201

NET ASSETS:

Par value (Note 6)	$73

Paid-in capital in excess of par value	85,423,296

Undistributed net investment income	97,028

Accumulated net realized loss on investments and foreign currency transactions	(10,646,296)

Net unrealized depreciation on investments	(12,960,900)

TOTAL NET ASSETS	$61,913,201

Shares Outstanding:

Class I	6,433,537

Class II	829,789

Net Asset Value:

Class I	$8.52

Class II	$8.55

See Notes to Financial Statements.

Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report   9

Statement of operations (unaudited)
For the Six Months Ended April 30, 2009

INVESTMENT INCOME:

Dividends	$514,711

Interest	3,470

Total Investment Income	518,181

EXPENSES:

Investment management fee (Note 2)	217,459

Shareholder reports (Note 4)	39,843

Legal fees	15,693

Audit and tax	11,813

Distribution fees (Notes 2 and 4)	7,754

Trustees’ fees	2,821

Custody fees	2,060

Insurance	1,633

Transfer agent fees (Note 4)	253

Miscellaneous expenses	2,078

Total Expenses	301,407

Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(16,654)

Net Expenses	284,753

NET INVESTMENT INCOME	233,428

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):

Net Realized Gain (Loss) From:

Investment transactions	(5,809,949)

Foreign currency transactions	113

Net Realized Loss	(5,809,836)

Change in Net Unrealized Appreciation/Depreciation	5,592,962

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(216,874)

INCREASE IN NET ASSETS FROM OPERATIONS	$16,554

See Notes to Financial Statements.

10   Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED APRIL 30, 2009 (unaudited)
AND THE YEAR ENDED OCTOBER 31, 2008	2009	2008
OPERATIONS:

Net investment income	$233,428	$112,895

Net realized loss	(5,809,836)	(4,758,841)

Change in net unrealized appreciation/depreciation	5,592,962	(33,583,115)

Increase (Decrease) in Net Assets From Operations	16,554	(38,229,061)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net investment income	(160,001)	(450,008)

Net realized gains	—	(20,722,531)

Decrease in Net Assets From Distributions to Shareholders	(160,001)	(21,172,539)

PORTFOLIO SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares	1,667,929	9,563,637

Reinvestment of distributions	160,001	21,172,539

Cost of shares repurchased	(6,790,935)	(23,077,516)

Increase (Decrease) in Net Assets From Portfolio Share Transactions	(4,963,005)	7,658,660

DECREASE IN NET ASSETS	(5,106,452)	(51,742,940)

NET ASSETS:

Beginning of period	67,019,653	118,762,593

End of period*	$61,913,201	$67,019,653

* Includes undistributed net investment income of:	$97,028	$23,601

See Notes to Financial Statements.

Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report   11

Financial highlights

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT
   EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES	2009[1,2]	2008[2]	2007[2]	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.45	$16.28	$15.68	$14.76	$13.14	$12.35

INCOME (LOSS) FROM OPERATIONS:

Net investment income (loss)	0.03	0.02	0.07	0.08	0.06	(0.01)

Net realized and unrealized gain (loss)	0.06	(4.85)	2.61	2.05	1.56	0.80

Total income (loss) from operations	0.09	(4.83)	2.68	2.13	1.62	0.79

LESS DISTRIBUTIONS FROM:

Net investment income	(0.02)	(0.06)	(0.09)	(0.09)	—	—

Net realized gains	—	(2.94)	(1.99)	(1.12)	—	—

Total distributions	(0.02)	(3.00)	(2.08)	(1.21)	—	—

NET ASSET VALUE, END OF PERIOD	$8.52	$8.45	$16.28	$15.68	$14.76	$13.14

Total return[4]	1.13%	(35.63)%	18.79%	15.22%	12.33%	6.40%

NET ASSETS, END OF PERIOD (MILLIONS)	$55	$60	$119	$120	$121	$110

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	1.00%[5]	0.97%	0.93%[6]	0.84%	0.82%	0.83%

Net expenses[7]	0.95 [5,8]	0.90 [8]	0.88 [6,8]	0.84 [8]	0.82	0.83 [8]

Net investment income (loss)	0.84 [5]	0.13	0.48	0.54	0.44	(0.06)

PORTFOLIO TURNOVER RATE	25%	75%	62%	71%	107%	92%

[1]	For the six months ended April 30, 2009 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	For a share of capital stock outstanding prior to April 30, 2007.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been 0.92% and 0.88%, respectively.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.95%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12   Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT
   EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS II SHARES[1]	2009[2]	2008	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.47	$16.27	$16.27

INCOME (LOSS) FROM OPERATIONS:

Net investment income (loss)	0.02	(0.09)	0.01

Net realized and unrealized gain (loss)	0.06	(4.76)	(0.01)

Total income (loss) from operations	0.08	(4.85)	0.00 [4]

LESS DISTRIBUTIONS FROM:

Net investment income	—	(0.01)	—

Net realized gains	—	(2.94)	—

Total distributions	—	(2.95)	—

NET ASSET VALUE, END OF PERIOD	$8.55	$8.47	$16.27

Total return[5]	0.94%	(35.70)%	0.00%

NET ASSETS, END OF PERIOD (000S)	$7,096	$6,905	$118

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	1.35%[6]	3.25%	1.81%[6]

Net expenses[7,8]	1.25 [6]	1.25	1.24 [6]

Net investment income (loss)	0.53 [6]	(1.10)	0.18 [6]

PORTFOLIO TURNOVER RATE	25%	75%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2009 (unaudited).

[3]	For the period May 21, 2007 (inception date) to October 31, 2007.

[4]	Amount represents less than $0.01 per share.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class II shares will not exceed 1.25%.

See Notes to Financial Statements.

Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report   13

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies
Legg Mason Partners Variable Mid Cap Core Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pensions or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

14   Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

			OTHER SIGNIFICANT	SIGNIFICANT
		QUOTED PRICES	OBSERVABLE INPUTS	UNOBSERVABLE INPUTS
	APRIL 30, 2009	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in securities	$61,793,912	$59,297,912	$2,496,000	—

(b) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair

Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report   15

Notes to financial statements (unaudited) continued

values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Portfolio is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Portfolio to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Portfolio’s records in the year in which they are reported by the REITs.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

16   Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report

(h) Class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(i) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2009, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Portfolio’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio, except for the management of cash and short-term instruments. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Portfolio.

Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report   17

Notes to financial statements (unaudited) continued

During the six months ended April 30, 2009, the Portfolio’s Class I and Class II shares had voluntary expense limitations in place of 0.95% and 1.25%, respectively.

During the six months ended April 30, 2009, LMPFA waived and/or reimbursed expenses amounting to $16,654.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Portfolio’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended April 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$14,307,739

Sales	15,369,407

At April 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,838,598

Gross unrealized depreciation	(16,799,498)

Net unrealized depreciation	$(12,960,900)

4. Class specific expenses, waivers and/or reimbursements
The Portfolio has adopted a Rule 12b-1 distribution plan and under that plan the Portfolio pays a distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average net assets of the class. Distribution fees are accrued daily and paid monthly.

18   Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report

For the six months ended April 30, 2009, class specific expenses were as follows:

	DISTRIBUTION	TRANSFER AGENT	SHAREHOLDER REPORTS
	FEES	FEES	EXPENSES
Class I	—	$174	$33,043

Class II	$7,754	79	6,800

Total	$7,754	$253	$39,843

For the six months ended April 30, 2009, class specific waivers and/or reimbursements were as follows:

WAIVERS/
REIMBURSEMENTS
Class I	$13,624

Class II	3,030

Total	$16,654

5.	Distributions to shareholders by class

	SIX MONTHS ENDED	YEAR ENDED
	APRIL 30, 2009	OCTOBER 31, 2008
Net Investment Income:
Class I	$160,001	$449,935

Class II	—	73

Total	$160,001	$450,008

Net Realized Gains:
Class I	—	$20,698,986

Class II	—	23,545

Total	—	$20,722,531

6.	Shares of beneficial interest
At April 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report   19

Notes to financial statements (unaudited) continued

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED		YEAR ENDED
	APRIL 30, 2009		OCTOBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold	87,918	$728,402	66,273	$764,049

Shares issued on reinvestment	20,619	160,001	1,690,561	21,148,922

Shares repurchased	(788,038)	(5,999,816)	(1,932,274)	(22,957,684)

Net decrease	(679,501)	$(5,111,413)	(175,440)	$(1,044,713)

Class II
Shares sold	120,059	$939,527	817,281	$8,799,588

Shares issued on reinvestment	—	—	1,882	23,617

Shares repurchased	(105,473)	(791,119)	(11,187)	(119,832)

Net increase	14,586	$148,408	807,976	$8,703,373

7.	Capital loss carryforward
At October 31, 2008, the Portfolio had a net capital loss carryforward of approximately $4,479,988 which expires on October 31, 2016. This amount will be available to offset any future taxable capital gains.

8.	Regulatory matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Portfolio, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Portfolio, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Portfolio (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other

20   Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report

things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report   21

Notes to financial statements (unaudited) continued

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal matters
Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Portfolio, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second

22   Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report

Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

10.	Recent accounting pronouncements
In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is

Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report   23

Notes to financial statements (unaudited) continued

currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

* * *

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

24   Legg Mason Partners Variable Mid Cap Core Portfolio 2009 Semi-Annual Report

Board approval of management and
subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement of Legg Mason Partners Variable Mid Cap Core Portfolio (the “Fund”), pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, and the Fund’s sub-advisory agreement, pursuant to which ClearBridge Advisors, LLC (the “Sub-Adviser”) provides day-to-day management of the Fund’s portfolio. (The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”) The Manager and the Sub-Adviser are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Adviser. The Independent Trustees requested and received information from the Manager and the Sub-Adviser they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Adviser. Included was information about the Manager, the Sub-Adviser and the Fund’s distributor (including any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement, respectively, during the past two years. The Trustees also considered the Manager’s supervisory activities over the Sub-Adviser. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, including the management of cash and short-term instruments, and the Manager’s role in coordinating the activities of the Sub-Adviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Adviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the

Legg Mason Partners Variable Mid Cap Core Portfolio   25

Board approval of management and
subadvisory agreements (unaudited) continued

Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Sub-Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Adviser.

Fund performance
The Board received and reviewed performance information for the Fund and for all mid-cap core funds underlying variable insurance products (the “Performance Universe”) selected by Lipper, Inc.(“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three- and five-year periods ended June 30, 2008. The Fund performed better than the median for the one- and

26   Legg Mason Partners Variable Mid Cap Core Portfolio

three-year periods, but performed below the median for the five-year period. The Board noted that a new portfolio management team assumed responsibility for managing the Fund in May 2005 with the intent to improve the Fund’s performance results over time. It was noted that since that time, the Fund’s performance has been improving and that the Fund’s three-year performance was in the first quintile for funds in the Performance Universe. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2008, which showed the Fund’s relative performance continued to be competitive compared to the Lipper category average during the third quarter. The Board members then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio management team and noted that the Manager was committed to providing the resources necessary to assist the portfolio managers. Based on its review, the Board generally was satisfied with the Fund’s recent performance and management’s efforts to continue to improve performance. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios
The Board reviewed and considered, the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Adviser, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fee to the Sub-Adviser and, accordingly, that the retention of the Sub-Adviser does not increase the fees and expenses incurred by the Fund. In addition, because of the Manager’s voluntary fee waiver and/or expense reimbursement arrangement in effect for the Fund, which partially reduced the management fee paid to the Manager, the Board also reviewed and considered the actual management fee rate (after taking into account waivers and reimbursements) (“Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager and the Sub-Adviser charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Adviser. The Board considered the fee

Legg Mason Partners Variable Mid Cap Core Portfolio   27

Board approval of management and
subadvisory agreements (unaudited) continued

comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributors are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of ten mid-cap core funds underlying variable insurance products selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all mid-cap core funds underlying variable insurance products (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee and Actual Management Fee were lower than the median of management fees paid by the other funds in the Expense Group and lower than the average management fee paid by the other funds in the Expense Universe, and that the Fund’s actual total expense ratio was lower than the median of the total expense ratios of the funds in the Expense Group and lower than the average total expense ratio of the funds in the Expense Universe.

Manager profitability
The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale
The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

28   Legg Mason Partners Variable Mid Cap Core Portfolio

The Board also noted that as the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed Fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also have been appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager
The Board considered other benefits received by the Manager and its affiliates, including the Sub-Adviser, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement.

Legg Mason Partners Variable Mid Cap Core Portfolio   29

Legg Mason Partners
Variable Mid Cap Core Portfolio

Trustees

Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

ClearBridge Advisors, LLC

Distributor

Legg Mason Investors Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent*

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

*	Prior to April 4, 2009 PNC Global Investment Servicing was the Portfolio’s transfer agent.

Legg Mason Partners Variable Mid Cap Core Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE MID CAP CORE PORTFOLIO
Legg Mason Funds
55 Water Street
New York, New York 10041

The Portfolio files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolio, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for general information of the shareholders of Legg Mason Partners Variable Mid Cap Core Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

2009 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest money manager in the world, according to Pensions & Investments, May 26, 2008, based on 12/31/07 worldwide assets under management.

www.leggmason.com/individualinvestors

2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04227 6/09 SR09-819

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Equity Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust
Date: June 24, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust
Date: June 24, 2009

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer of
Legg Mason Partners Variable Equity Trust
Date: June 24, 2009